401(K) Retirement Savings Plan (Details) - USD ($)	1 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Feb. 13, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
401(K) Retirement Savings Plan [Line Items]
Predecessor contributions		$ 40,459
Predecessor [Member]
401(K) Retirement Savings Plan [Line Items]
Predecessor contributions	$ 8,657		$ 44,077	$ 63,344